SCHEDULE OF ASSETS	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
SCHEDULE OF ASSETS
SCHEDULE OF ASSETS

BANK FIRST RETIREMENT PLAN

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

PLAN #002

39-1435359

DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue	Description	Cost	Current Value
*	Bank First Corporation	Common Stock	N/A	$22,368,772

	MetLife Stable Value	Common Trust Fund	N/A	288,261
*	Principal Fixed Income Guaranteed Option	Fully Benefit-Responsive Investment Contract	N/A	4,246,027

	Vanguard Money Market Reserves	Mutual Fund	N/A	559,776
	Cohen & Steers Instl Realty	Mutual Fund	N/A	277,270
	Columbia Small Cap Growth	Mutual Fund	N/A	555,361
	Federated Hermes Total Return Bond	Mutual Fund	N/A	1,005,398
	PGIM High Yield	Mutual Fund	N/A	704,009
	Eaton Vance Emerging and Frontier Countries	Mutual Fund	N/A	497,743
	JP Morgan Income	Mutual Fund	N/A	1,164,742
	MFS International Diversification	Mutual Fund	N/A	944,695
	MFS Mid Cap Growth	Mutual Fund	N/A	701,820
	MFS Value	Mutual Fund	N/A	2,069,612
	Blackrock LifePath Index 2030	Mutual Fund	N/A	3,008,260
	Blackrock LifePath Index 2035	Mutual Fund	N/A	6,453,569
	Blackrock LifePath Index 2040	Mutual Fund	N/A	3,469,873
	Blackrock LifePath Index 2045	Mutual Fund	N/A	4,488,217
	Blackrock LifePath Index 2050	Mutual Fund	N/A	6,273,424
	Blackrock LifePath Index 2055	Mutual Fund	N/A	2,534,908
	Blackrock LifePath Index 2060	Mutual Fund	N/A	2,631,963
	Blackrock LifePath Index 2065	Mutual Fund	N/A	1,652,305
	Blackrock LifePath Index 2070	Mutual Fund	N/A	36,005
	Blackrock LifePath Index Retirement	Mutual Fund	N/A	1,927,523
	Allspring Special Small Cap Value	Mutual Fund	N/A	261,455
	Total Mutual Funds			41,217,928

	LA Capital Mgmt/Victory - MidCap Value I	Pooled Separate Fund	N/A	690,703
*	Principal Global Investors – Principal Small Cap S&P 600 Index	Pooled Separate Fund	N/A	461,475
*	Principal Global Investors – Blue Chip	Pooled Separate Fund	N/A	4,215,021
	Total Pooled Separate Funds			5,367,199

	TOTAL			$73,488,187

*      Represents party-in-interest transactions

N/A Cost information is not required for participant-directed investments

See accompanying report of independent registered public accounting firm.